Current and deferred tax - Summary of Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Liabilities [Line Items]
Deferred tax liabilities	$ 2,045	$ 731
Acquisition of subsidiaries [Member]
Deferred Tax Liabilities [Line Items]
Deferred tax liabilities	1,687	544
Temporary differences [member]
Deferred Tax Liabilities [Line Items]
Deferred tax liabilities	283	$ 187
Others [Member]
Deferred Tax Liabilities [Line Items]
Deferred tax liabilities	$ 75